Risk management - Expected losses based on prospective information UK Customers (Details) - Santander UK plc - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Number of prospective macroeconomic scenarios	5
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Pessimistic scenario 2
Credit risk
Interest rate (as a percent)	2.60%	2.30%
Unemployment rate (as a percent)	7.29%	8.60%
Housing price change (as a percent)	(0.07%)	(9.50%)
GDP growth (as a percent)	0.01%	0.30%
Percentage of weightings associated with the macroeconomic scenarios	15.00%	10.00%
Pessimistic scenario 1
Credit risk
Interest rate (as a percent)	1.80%	2.50%
Unemployment rate (as a percent)	5.08%	6.90%
Housing price change (as a percent)	(0.01%)	(2.00%)
GDP growth (as a percent)	0.01%	0.70%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%
Base scenario
Credit risk
Interest rate (as a percent)	0.85%	1.50%
Unemployment rate (as a percent)	4.03%	4.30%
Housing price change (as a percent)	0.02%	2.00%
GDP growth (as a percent)	0.02%	1.60%
Percentage of weightings associated with the macroeconomic scenarios	40.00%	40.00%
Optimistic scenario 1
Credit risk
Interest rate (as a percent)	1.75%	1.30%
Unemployment rate (as a percent)	3.14%	3.80%
Housing price change (as a percent)	0.04%	2.30%
GDP growth (as a percent)	0.02%	2.10%
Percentage of weightings associated with the macroeconomic scenarios	10.00%	15.00%
Optimistic scenario 2
Credit risk
Interest rate (as a percent)	1.90%	1.00%
Unemployment rate (as a percent)	2.57%	2.80%
Housing price change (as a percent)	0.06%	3.40%
GDP growth (as a percent)	0.03%	2.50%
Percentage of weightings associated with the macroeconomic scenarios	5.00%	5.00%
Home purchase loans
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	13.11%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(5.01%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	7.16%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.95%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(8.01%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	16.86%